Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Note 15—Subsequent Events
In connection with the preparation of the accompanying condensed consolidated financial statements, we have evaluated events and transactions occurring after June 30, 2017, for potential recognition or disclosure.
Proposed Merger
On August 9, 2017, we entered into a definitive agreement with Starwood Waypoint Homes (“SFR”) to form a combined company in a stock-for-stock merger of equals transaction. Under the terms of the agreement, each SFR share will be converted into 1.614 shares of our common stock based on a fixed exchange ratio. Upon the closing of the transaction, our stockholders will own approximately 59% of the combined company’s stock, while SFR’s stockholders will own approximately 41% of the combined company’s stock. The transaction is expected to close by year end and is subject to approval by SFR’s stockholders and other customary closing conditions.
Dividend Declarations
On August 3, 2017, the board of directors declared an $0.08 dividend per share to stockholders of record on August 15, 2017, which is payable on August 31, 2017.
Extensions of Existing Mortgage Loans
On July 12, 2017, we exercised our first one-year extension option on IH2 2015-3, extending the maturity from August 9, 2017 to August 9, 2018.
On August 3, 2017, we exercised our second one-year extension option on IH1 2014-2, extending the maturity from September 9, 2017 to September 9, 2018.
Residential Property Dispositions
Between July 1, 2017 and August 7, 2017, we disposed of 47 homes with a net carrying amount of $7,105 as of June 30, 2017, for an aggregate net sales price of $8,716. A portion of the proceeds were used to make various prepayments on our mortgage loans totaling $848. At June 30, 2017, 42 of these properties were classified as held for sale and presented in other assets, net and five were classified as investments in single-family residential properties on our condensed consolidated balance sheet.

Subsequent Events
In connection with the preparation of the accompanying balance sheet as of December 31, 2016, the Company has evaluated events and transactions occurring after December 31, 2016, for potential recognition or disclosure.
In addition to the Pre-IPO Transactions and the IPO more fully described in Note 1, an additional approximate $9.6 million of costs and expenses have been incurred in connection with the IPO subsequent to December 31, 2016.
Subsequent Events
In connection with the preparation of the accompanying combined and consolidated financial statements, we have evaluated events and transactions occurring after December 31, 2016, for potential recognition or disclosure.
Issuance of Class B Incentive Units and Grant of Bonus Awards
Pursuant to an amended and restated partnership agreement, in January 2017, IH6 issued certain individuals a total of 9,650 Class B Units with similar terms and vesting conditions to the Class B Units described in Note 10. In addition to the Class B Units, these individuals were also granted bonus awards (the “IH6 Bonus Awards”) equal to $0.5 multiplied by the total number of IH6 Units received, entitling the recipients to receive bonus payments in connection with an IPO or exit event. As a result of the IPO of Invitation Homes Inc., these bonus awards were paid in common stock as more fully described below. Furthermore, an additional 188 Units in total were issued from IH1, IH2, and IH3.
Class B Note Cancelation
On January 5, 2017, we canceled $7,723, including accrued interest, of the Class B Notes, resulting in a Class B distribution.
Initial Public Offering
On February 6, 2017, Invitation Homes Inc. completed an IPO of 88,550,000 shares of common stock at a price to the public of $20.00 per share, generating net proceeds from the sale of its shares of approximately $1,667,000, after deducting underwriting discounts and offering expenses (the “Net IPO Proceeds”). An additional 225,116,760 shares of common stock were issued to the Pre-IPO Owners, including shares held by directors, officers, and employees pursuant to the Pre-IPO Transactions described in Note 1.
As a result of the Pre-IPO Transactions described in Note 1 and the Invitation Homes Inc. IPO, several events occurred that will impact our combined and consolidated financial statements during 2017:
•Equity: On January 31, 2017, Invitation Home Inc. issued 313,666,760 shares of common stock, including underlying restricted stock units that were granted to directors, officers, and employees, and we redeemed the IH2 Series A Preferred Stock for $1,153, inclusive of the redemption premium and accrued and unpaid dividends to that date. As part of the Pre-IPO Transactions, IH1 assigned $11,963, including accrued interest, of Class B Notes Receivable and $136 of Class A subscriptions receivable to a wholly owned subsidiary of the Pre-IPO Owners that was formed in connection with the reorganization described in Note 1.
•Debt: On February 6, 2017, we drew $1,500,000 on the term loan component (the “Term Loan Proceeds”) of the New Credit Facility, as defined below. Concurrently with the receipt of the Term Loan Proceeds, we used those funds together with the Net IPO Proceeds and $78,977 of releases from restricted cash reserves to repay the following outstanding indebtedness: (i) the entire balance on our existing credit facilities ($2,321,585 as of December 31, 2016); (ii) the entire balance on the IH1 2013-1 mortgage loan ($462,431 as of December 31, 2016); and (iii) $291,500 of the balance on the IH1 2014-1 mortgage loan. On March 9, 2017, we made an additional $260,000 repayment on the IH1 2014-1 mortgage loan from these same sources of cash.
•Incentive Units and Other Stock Compensation: In connection with the Invitation Homes Inc. IPO, common stock or restricted stock units were issued with respect to certain holders of the Class B Units, the Supplemental Bonus Plan, and the IH6 Bonus Awards, as well as to certain directors. In all cases, the number of shares or restricted stock units received was determined in a manner intended to replicate the respective economic value associated with the corresponding dollar value of the award based on a valuation derived from the per share price of common stock sold to the public in the Invitation Homes Inc. IPO.

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Class B Units: The Pre-IPO Transactions resulted in accelerated vesting of 6,482 Class B Units, including 5,358 performance-based Class B Units, held by certain unitholders. In connection with the IPO, all of the Units held by current employees of the Manager (except for 3,878 fully vested Units awarded to a certain unitholder) were either converted into shares of Invitation Homes Inc. common stock or canceled based on whether or not the per share price of common stock sold to the public in the IPO created value in the specific profits interests. As such, a total of 3,060 Units were converted into shares of common stock with an initial value of $1,251, and 15,339 Units were canceled. For the Units converted into Invitation Homes Inc. common stock, vesting and other terms of the shares delivered in the conversion have the same vesting and other terms applicable to the corresponding Units converted.

Additionally, the obligations under the remaining 40,992 fully vested Units, including those of the unitholders who are not current employees of the Manager and the one employee unitholder noted above that did not convert, were converted into similar units of newly formed subsidiaries of the Pre-IPO Owners.

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Supplemental Bonus Plan: Pursuant to the Supplemental Bonus plan, the awards became payable and the payment amount became determinable upon the completion of the IPO. The $59,580 of awards were settled in time-vesting restricted stock units that will generally vest in three equal annual installments, commencing on the completion of the Invitation Homes Inc. IPO and then on the first and second anniversaries thereafter.

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IH6 Bonus Awards: Upon completion of the Invitation Homes Inc. IPO, the IH6 Bonus Awards became payable to the recipients, and $4,825 of awards were settled in restricted stock units that were fully vested upon issuance.

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Director Awards: Invitation Homes Inc. issued $1,398 of restricted stock units to directors that are not our employees or employees of BREP VII. These awards will fully vest on the date scheduled for Invitation Homes Inc.’s 2018 annual stockholders meeting, subject to the director’s continued service on the board of directors through such date.

New Credit Facility
On February 6, 2017, the Operating Partnership entered into a loan agreement with a syndicate of banks, financial institutions and institutional lenders for a new credit facility (the “New Credit Facility”).
The New Credit Facility provides $2,500,000 of borrowing capacity and consists of:
•A $1,000,000 revolving credit facility, which will mature four years from the closing date of the New Credit Facility (the “Closing Date”), with a one-year extension option; and
•A $1,500,000 term loan facility, which will mature five years from the Closing Date.
Proceeds from the New Credit Facility were used to repay existing indebtedness and for general corporate purposes. The New Credit Facility bears interest at our election of either a base rate or LIBOR plus an applicable margin. The New Credit Facility is guaranteed and secured by certain of the Invitation Homes Partnerships and certain Borrower Entities.
FNMA Loan
On January 12, 2017, one of the Borrower Entities entered into a binding commitment for a securitization transaction to fund a new ten-year fixed rate mortgage loan in a principal amount of up to $1,000,000 (the “FNMA Loan”), collateralized by certain of our homes. The commitment letter contemplates that the FNMA Loan will be funded through the issuance and sale of (i) mortgage backed certificates that carry Fannie Mae’s guaranty of timely payment of principal and interest (the “Guaranteed Certificates”) and (ii) certain mortgage backed certificates that will represent a beneficial interest in the most subordinate component of the FNMA Loan (the “Subordinate Non-Guaranteed Certificates”). In connection with the FNMA Loan, we will purchase and retain the Subordinate Non-Guaranteed Certificates at par. The proceeds from the FNMA Loan will be used to repay existing indebtedness. The FNMA Loan will bear interest at a fixed rate per annum equal to the market determined pass-through rate payable on the Guaranteed Certificates plus applicable Fannie Mae guaranty and servicing fees. The FNMA Loan would generally be non-recourse, subject to certain customary carve-outs in respect of which the Operating Partnership or IH1 will provide a guarantee or indemnity.
Interest Rate Swaps
On January 12, 2017, the Operating Partnership entered into a forward interest rate swap agreement for a notional amount of $1,100,000 to hedge the interest rate risk related to changes in one-month LIBOR. The interest rate swap began February 28, 2017, matures August 7, 2020, and will effectively convert our variable base rate of one-month LIBOR interest payments to a fixed rate of 1.59%. Certain of the Invitation Homes Partnerships and certain Borrower Entities have guaranteed the Operating Partnership’s obligations under the interest rate swap.
On January 13, 2017, the Operating Partnership entered into a forward interest rate swap agreement for a notional amount of $595,000 to hedge the interest rate risk related to changes in one-month LIBOR. The interest rate swap began February 28, 2017, matures June 9, 2020, and will effectively convert our variable base rate of one-month LIBOR interest payments to a fixed rate of 1.63%. Certain of the Invitation Homes Partnerships and certain Borrower Entities have guaranteed the Operating Partnership’s obligations under the interest rate swap.
On January 20, 2017, the Operating Partnership entered into a forward interest rate swap agreement for a notional amount of $325,000 to hedge the interest rate risk related to changes in one-month LIBOR. The interest rate swap began February 28, 2017, matures March 9, 2020, and will effectively convert our variable base rate of one-month LIBOR interest payments to a fixed rate of 1.60%. Certain of the Invitation Homes Partnerships and certain Borrower Entities have guaranteed the Operating Partnership’s obligations under the interest rate swap.
These interest rate swap agreements were accounted for as non-designated hedges until January 31, 2017 when they began qualifying for hedge accounting as a result of the Pre-IPO Transactions described in Note 1. At that time, we designated these swaps for hedge accounting purposes; and the effective portion thereof will be recorded in other comprehensive income as of January 31, 2017.

Residential Property Dispositions
On February 10, 2017, we executed a bulk sale disposition of 235 homes with a net carrying amount of $21,999 as of December 31, 2016, for an aggregate net sales price of $29,861. A portion of the proceeds were used to make various repayments on our mortgage loans totaling $7,734. At December 31, 2016, these properties were classified as held for sale in other assets, net on our combined and consolidated balance sheet.
In addition to this bulk sale disposition, between January 1, 2017 and March 24, 2017, we disposed of an additional 239 properties with a net carrying amount of $33,836 as of December 31, 2016, for an aggregate net sales price of $41,120. A portion of the proceeds were used to make various repayments on our mortgage loans totaling $8,664. At December 31, 2016, 127 of these properties were classified as held for sale and presented in other assets, net and 112 were classified as investments in single-family residential properties on our combined and consolidated balance sheet.
On March 29, 2017, we executed a purchase and sale agreement for the disposition of 220 homes with a net carrying amount of $19,279 as of December 31, 2016, for an aggregate sales price of $21,868, subject to customary terms and conditions.
Extensions of Existing Mortgage Loans
On February 9, 2017, we exercised our first extension option on the IH2 2015-1 mortgage loan, extending the maturity date from March 9, 2017 to March 9, 2018.
On March 9, 2017, we submitted a notification to request an extension of the maturity of the IH2 2015-2 mortgage loan from June 9, 2017 to June 9, 2018 upon approval.